Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Entity Registrant Name	EXPION360 INC.
Entity Central Index Key	0001894954
Entity Tax Identification Number	81-2701049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2025 SW Deerhound Ave.
Entity Address, City or Town	Redmond
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97756
City Area Code	(541)
Local Phone Number	797-6714
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false